2. Loans: Troubled Debt Restructurings on Financing Receivables (Details) (USD $)	Dec. 31, 2012
Year 2012
Financing Receivable, Modifications, Number of Contracts	3,845
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 12,220,810
Financing Receivable, Modifications, Post-Modification Recorded Investment	11,109,013
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	614
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,202,521
Year 2012 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	3,584
Financing Receivable, Modifications, Pre-Modification Recorded Investment	11,280,800
Financing Receivable, Modifications, Post-Modification Recorded Investment	10,256,084
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	583
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,171,053
Year 2012 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	59
Financing Receivable, Modifications, Pre-Modification Recorded Investment	455,019
Financing Receivable, Modifications, Post-Modification Recorded Investment	412,226
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	3
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	10,851
Year 2012 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	202
Financing Receivable, Modifications, Pre-Modification Recorded Investment	484,991
Financing Receivable, Modifications, Post-Modification Recorded Investment	440,703
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	28
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	20,617
Year 2011
Financing Receivable, Modifications, Number of Contracts	4,153
Financing Receivable, Modifications, Pre-Modification Recorded Investment	10,866,161
Financing Receivable, Modifications, Post-Modification Recorded Investment	9,820,533
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	693
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,371,241
Year 2011 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	3,844
Financing Receivable, Modifications, Pre-Modification Recorded Investment	10,009,008
Financing Receivable, Modifications, Post-Modification Recorded Investment	9,007,130
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	643
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,286,829
Year 2011 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	62
Financing Receivable, Modifications, Pre-Modification Recorded Investment	411,542
Financing Receivable, Modifications, Post-Modification Recorded Investment	401,625
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	4
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	17,534
Year 2011 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	247
Financing Receivable, Modifications, Pre-Modification Recorded Investment	445,611
Financing Receivable, Modifications, Post-Modification Recorded Investment	411,778
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	46
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 66,878